Derivatives and Hedging Activities (Contract Amounts of Foreign Exchange Contracts) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
To sell foreign currencies
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Contract amounts of foreign exchange contracts	¥ 230,505	¥ 272,563
To buy foreign currencies
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Contract amounts of foreign exchange contracts	¥ 30,816	¥ 46,168